UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SHORT-TERM BOND FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48444-1211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
October 31, 2011 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (31.4%)

            CONSUMER DISCRETIONARY (1.9%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.0%)
$     500   Tenneco, Inc.                                   8.13%        11/15/2015           $      520
                                                                                              ----------
            AUTOMOTIVE RETAIL (0.1%)
    1,000   AutoZone, Inc.                                  5.88         10/15/2012                1,043
                                                                                              ----------

            CABLE & SATELLITE (0.5%)
    4,000   Charter Communications, Inc. (a)                8.00 (b)      4/30/2012                4,110
    5,000   NBC Universal                                   3.65          4/30/2015                5,283
    1,000   Time Warner Cable, Inc.                         8.25          2/14/2014                1,142
                                                                                              ----------
                                                                                                  10,535
                                                                                              ----------
            GENERAL MERCHANDISE STORES (0.4%)
    8,000   Dollar General Corp. (c)                        2.99          7/17/2014                7,987
                                                                                              ----------
            HOUSEWARES & SPECIALTIES (0.2%)
    5,000   Fortune Brands, Inc.                            3.00          6/01/2012                5,061
                                                                                              ----------
            LEISURE PRODUCTS (0.2%)
    3,000   Mattel, Inc.                                    5.63          3/15/2013                3,174
                                                                                              ----------
            MOVIES & ENTERTAINMENT (0.2%)
    4,987   Regal Cinemas Corp. (c)                         3.37          8/23/2017                4,962
                                                                                              ----------
            SPECIALTY STORES (0.3%)
    6,992   Sally Holdings, LLC (c)                         2.50         11/15/2013                6,942
                                                                                              ----------
            Total Consumer Discretionary                                                          40,224
                                                                                              ----------
            CONSUMER STAPLES (1.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
    3,000   Cargill, Inc. (a)                               5.20          1/22/2013                3,150
    3,000   Corn Products International, Inc.               3.20         11/01/2015                3,087
                                                                                              ----------
                                                                                                   6,237
                                                                                              ----------
            DRUG RETAIL (0.1%)
    2,000   Walgreen Co.                                    4.88          8/01/2013                2,143
                                                                                              ----------
            PACKAGED FOODS & MEAT (0.6%)
    2,000   ConAgra Foods, Inc.                             5.88          4/15/2014                2,200
    3,000   Kraft Foods, Inc.                               2.63          5/08/2013                3,063
    1,000   Kraft Foods, Inc.                               5.25         10/01/2013                1,066
    1,000   Kraft Foods, Inc.                               6.75          2/19/2014                1,129
    5,000   Wrigley William Jr. Co. (a)                     2.45          6/28/2012                5,056
                                                                                              ----------
                                                                                                  12,514
                                                                                              ----------
            SOFT DRINKS (0.4%)
    1,000   Bottling Group, LLC                             6.95          3/15/2014                1,137
    2,000   Coca Cola Enterprises, Inc.                     3.75          3/01/2012                2,019
    1,000   Coca Cola Enterprises, Inc. (a)                 1.80          9/01/2016                  999
    3,000   Dr Pepper Snapple Group, Inc.                   1.70         12/21/2011                3,004

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1  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   PepsiAmericas, Inc.                             4.38%         2/15/2014           $    2,145
                                                                                              ----------
                                                                                                   9,304
                                                                                              ----------
            Total Consumer Staples                                                                30,198
                                                                                              ----------
            ENERGY (4.5%)
            -------------
            INTEGRATED OIL & GAS (0.3%)
    1,000   Hess Corp.                                      7.00          2/15/2014                1,119
    1,425   Louisiana Land and Exploration Co.              7.63          4/15/2013                1,561
    2,800   Murphy Oil Corp.                                6.38          5/01/2012                2,867
                                                                                              ----------
                                                                                                   5,547
                                                                                              ----------
            OIL & GAS DRILLING (0.2%)
    5,000   Noble Holding International Ltd.                3.45          8/01/2015                5,289
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    3,000   Apache Corp.                                    5.25          4/15/2013                3,202
    3,000   Apache Finance Canada Corp.                     4.38          5/15/2015                3,301
    2,000   Devon Energy Corp.                              5.63          1/15/2014                2,201
    2,000   Hilcorp Energy I, LP (a)                        7.75         11/01/2015                2,052
                                                                                              ----------
                                                                                                  10,756
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.1%)
    2,000   Valero Energy Corp.                             6.88          4/15/2012                2,052
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (3.4%)
    3,000   Buckeye Partners                                5.30         10/15/2014                3,283
    1,000   DCP Midstream, LLC (a)                          9.70         12/01/2013                1,140
    5,000   El Paso Pipeline Partners Operating Co., LLC    4.10         11/15/2015                5,135
    2,000   Enbridge Energy Partners, LP                    9.88          3/01/2019                2,682
    1,000   Energy Transfer Partners, LP                    6.00          7/01/2013                1,064
    1,000   Energy Transfer Partners, LP                    9.70          3/15/2019                1,238
    3,000   Enterprise Products Operating, LP               4.60          8/01/2012                3,063
    1,105   Enterprise Products Operating, LP               6.13          2/01/2013                1,165
    1,000   Enterprise Products Operating, LP               5.90          4/15/2013                1,059
    2,000   Enterprise Products Operating, LP               3.70          6/01/2015                2,112
    1,731   Kern River Funding Corp. (a)                    6.68          7/31/2016                1,964
    6,069   Kern River Funding Corp. (a)                    4.89          4/30/2018                6,631
    2,000   Kinder Morgan, Inc.                             6.50          9/01/2012                2,045
   10,000   NGPL PipeCo, LLC (a)                            6.51         12/15/2012               10,401
    1,000   ONEOK Partners, LP                              5.90          4/01/2012                1,019
    4,000   Plains All American Pipeline, LP                3.95          9/15/2015                4,268
    5,000   Rockies Express Pipeline, LLC (a)               3.90          4/15/2015                4,915
    5,000   Spectra Energy Capital, LLC                     5.90          9/15/2013                5,348
    5,000   Spectra Energy Partners, LP                     2.95          6/15/2016                5,014
    2,000   Sunoco Logistics Partners Operations, LP        8.75          2/15/2014                2,255
    2,000   Valero Logistics                                6.88          7/15/2012                2,058
    4,845   Williams Partners, LP                           3.80          2/15/2015                5,084
                                                                                              ----------
                                                                                                  72,943
                                                                                              ----------
            Total Energy                                                                          96,587
                                                                                              ----------
            FINANCIALS (10.8%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    2,000   State Street Corp.                              2.15          4/30/2012                2,020
                                                                                              ----------
            CONSUMER FINANCE (1.0%)
    2,000   American Express Credit Corp.                   5.88          5/02/2013                2,127
    5,000   American Honda Finance Corp. (a)                0.64 (b)     11/07/2012                5,007
    1,000   American Honda Finance Corp. (a)                6.70         10/01/2013                1,093
    5,000   American Honda Finance Corp. (a)                3.50          3/16/2015                5,241
    5,000   Capital One Financial Corp.                     2.13          7/15/2014                4,996
    3,000   Ford Motor Credit Co., LLC                      3.88          1/15/2015                3,004
                                                                                              ----------
                                                                                                  21,468
                                                                                              ----------

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            DIVERSIFIED BANKS (0.5%)
$   4,000   Canadian Imperial Bank (a)                      2.60%         7/02/2015           $    4,145
    2,000   Canadian Imperial Bank                          2.35         12/11/2015                2,023
    5,000   Wells Fargo & Co.                               3.63          4/15/2015                5,268
                                                                                              ----------
                                                                                                  11,436
                                                                                              ----------
            DIVERSIFIED CAPITAL MARKETS (0.0%)
    1,000   UBS AG                                          2.25          8/12/2013                  998
                                                                                              ----------
            LIFE & HEALTH INSURANCE (1.6%)
    1,000   Blue Cross Blue Shield, Inc.                    8.25         11/15/2011                1,002
    2,000   Jackson National Life Global Funding (a)        5.38          5/08/2013                2,111
    5,000   MetLife Global Funding I (a)                    2.88          9/17/2012                5,076
    1,000   MetLife Global Funding I (a)                    5.13          4/10/2013                1,051
    1,000   MetLife Global Funding I (a)                    5.13          6/10/2014                1,082
    5,000   New York Life Global Funding (a)                1.85         12/13/2013                5,079
    5,000   New York Life Global Funding (a)                3.00          5/04/2015                5,197
    3,000   Pricoa Global Funding I (a)                     5.45          6/11/2014                3,274
    1,500   Principal Life Global Funding I                 6.25          2/15/2012                1,523
    2,000   Principal Life Income Fundings Trust            5.30         12/14/2012                2,091
    5,000   Protective Life Corp.                           4.30          6/01/2013                5,163
    2,000   Prudential Financial, Inc.                      5.15          1/15/2013                2,089
                                                                                              ----------
                                                                                                  34,738
                                                                                              ----------
            MULTI-LINE INSURANCE (0.5%)
    1,000   Assurant, Inc.                                  5.63          2/15/2014                1,042
    2,000   Genworth Life Institutional Funding Trust (a)   5.88          5/03/2013                2,032
    2,000   Hartford Financial Services Group, Inc.         4.75          3/01/2014                2,076
    4,000   Hartford Life Global Funding Trust              0.50 (b)      1/17/2012                3,995
    2,000   International Lease Finance Corp. (a)           6.50          9/01/2014                2,070
                                                                                              ----------
                                                                                                  11,215
                                                                                              ----------
            MULTI-SECTOR HOLDINGS (0.3%)
    1,000   Leucadia National Corp.                         7.00          8/15/2013                1,066
    5,500   Leucadia National Corp.                         8.13          9/15/2015                5,968
                                                                                              ----------
                                                                                                   7,034
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
    2,000   Citigroup, Inc.                                 5.30         10/17/2012                2,055
    3,000   Citigroup, Inc.                                 2.29 (b)      8/13/2013                2,983
    3,000   Farm Credit Bank of Texas, Series 1, 7.56%,
               perpetual                                    7.56         12/15/2013                3,030
    5,000   General Electric Capital Corp.                  1.88          9/16/2013                5,054
    3,000   General Electric Capital Corp.                  0.61 (b)      9/15/2014                2,927
    5,000   JP Morgan Chase & Co.                           0.96 (b)      2/26/2013                5,012
                                                                                              ----------
                                                                                                  21,061
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (0.3%)
    2,000   Allstate Life Global Funding Trust              5.38          4/30/2013                2,129
    2,275   OneBeacon U.S. Holdings, Inc.                   5.88          5/15/2013                2,332
    1,500   RLI Corp.                                       5.95          1/15/2014                1,574
                                                                                              ----------
                                                                                                   6,035
                                                                                              ----------
            REGIONAL BANKS (0.8%)
    2,000   BB&T Corp.                                      3.38          9/25/2013                2,078
    5,000   BB&T Corp.                                      1.12 (b)      4/28/2014                4,974
    2,000   BB&T Corp.                                      3.95          4/29/2016                2,131
    2,000   Chittenden Corp.                                5.80          2/14/2017                2,025
    2,000   Cullen/Frost Bankers, Inc.                      5.75          2/15/2017                1,968
    1,000   First Tennessee Bank, N.A.                      4.63          5/15/2013                1,010
    1,480   Regions Financial Corp.                         7.75         11/10/2014                1,543
    2,000   Susquehanna Bancshares, Inc.                    2.07 (b)      5/01/2014                1,857
                                                                                              ----------
                                                                                                  17,586
                                                                                              ----------

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3  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            REITs - DIVERSIFIED (0.3%)
$   3,000   Liberty Property, LP                            5.13%         3/02/2015           $    3,203
    2,030   Washington REIT                                 5.35          5/01/2015                2,195
                                                                                              ----------
                                                                                                   5,398
                                                                                              ----------
            REITs - INDUSTRIAL (0.2%)
    2,000   AMB Property, LP                                6.30          6/01/2013                2,093
    2,000   ProLogis, LP                                    2.25          4/01/2037                2,010
                                                                                              ----------
                                                                                                   4,103
                                                                                              ----------
            REITs - OFFICE (0.8%)
    2,000   BioMed Realty, LP                               3.85          4/15/2016                1,969
    1,216   Boston Properties, LP                           6.25          1/15/2013                1,276
    3,000   Duke Realty, LP                                 6.25          5/15/2013                3,157
    4,500   HRPT Properties Trust                           6.50          1/15/2013                4,588
    3,000   Mack-Cali Realty, LP                            5.13          1/15/2015                3,125
    3,055   Reckson Operating Partnership, LP               6.00          3/31/2016                3,189
                                                                                              ----------
                                                                                                  17,304
                                                                                              ----------
            REITs - RESIDENTIAL (0.8%)
    2,000   AvalonBay Communities, Inc.                     5.50          1/15/2012                2,016
    2,745   BRE Properties, Inc.                            5.50          3/15/2017                2,971
    5,000   Camden Property Trust                           5.88         11/30/2012                5,184
    1,000   ERP Operating, LP                               6.63          3/15/2012                1,020
    2,000   ERP Operating, LP                               5.50         10/01/2012                2,069
    3,000   United Dominion Realty Trust                    5.25          1/15/2015                3,206
                                                                                              ----------
                                                                                                  16,466
                                                                                              ----------
            REITs - RETAIL (1.5%)
    2,000   Equity One, Inc.                                6.25         12/15/2014                2,131
    2,000   Federal Realty Investment Trust                 6.00          7/15/2012                2,046
    1,765   Federal Realty Investment Trust                 5.95          8/15/2014                1,908
    1,000   Kimco Realty Corp.                              6.00         11/30/2012                1,039
    4,000   Kimco Realty Corp.                              5.58         11/23/2015                4,312
    2,749   National Retail Properties, Inc.                6.15         12/15/2015                2,971
    2,000   Realty Income Corp.                             5.38          3/15/2013                2,077
    1,000   Regency Centers, LP                             6.75          1/15/2012                1,011
    1,625   Regency Centers, LP                             4.95          4/15/2014                1,715
    2,055   Regency Centers, LP                             5.25          8/01/2015                2,212
    3,000   Simon Property Group, LP                        5.30          5/30/2013                3,170
    3,500   Weingarten Realty Investors                     5.26          5/15/2012                3,536
    3,500   Weingarten Realty Investors                     4.86          1/15/2014                3,646
                                                                                              ----------
                                                                                                  31,774
                                                                                              ----------
            REITs - SPECIALIZED (1.1%)
    1,000   Health Care Property Investors, Inc.            5.63          2/28/2013                1,035
    5,000   Health Care Property Investors, Inc.            6.00          3/01/2015                5,335
    5,000   Health Care Reit, Inc.                          3.63          3/15/2016                4,889
    4,128   Hospitality Properties Trust                    5.13          2/15/2015                4,214
    2,950   Nationwide Health Properties, Inc.              6.90         10/01/2037                3,318
    5,000   Ventas Realty, LP                               3.13         11/30/2015                4,945
                                                                                              ----------
                                                                                                  23,736
                                                                                              ----------
            Total Financials                                                                     232,372
                                                                                              ----------
            GOVERNMENT (1.4%)
            -----------------
            U.S. GOVERNMENT (1.4%)(d)
   15,000   Citibank, N.A.                                  1.75         12/28/2012               15,256
   10,000   GMAC, LLC (INS)                                 2.20         12/19/2012               10,221
    5,000   U.S. Central Federal Credit Union               1.90         10/19/2012                5,083
                                                                                              ----------
                                                                                                  30,560
                                                                                              ----------
            Total Government                                                                      30,560
                                                                                              ----------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            HEALTH CARE (1.3%)
            ------------------
            HEALTH CARE FACILITIES (0.3%)
$   3,000   HCA, Inc. (c)                                   2.62%        11/18/2013           $    2,957
    2,000   Tenet Healthcare Corp.                          9.00          5/01/2015                2,135
                                                                                              ----------
                                                                                                   5,092
                                                                                              ----------
            PHARMACEUTICALS (1.0%)
    2,000   Abbott Laboratories                             5.15         11/30/2012                2,103
    3,000   Eli Lilly & Co.                                 3.55          3/06/2012                3,031
    2,290   Mylan, Inc. (c)                                 3.63         10/02/2014                2,292
    5,000   Novartis Capital Corp.                          2.90          4/24/2015                5,314
    9,400   Pfizer, Inc. (e)                                4.45          3/15/2012                9,535
                                                                                              ----------
                                                                                                  22,275
                                                                                              ----------
            Total Health Care                                                                     27,367
                                                                                              ----------
            INDUSTRIALS (1.9%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    2,500   L-3 Communications Corp.                        6.38         10/15/2015                2,559
      993   TransDigm, Inc. (c)                             4.00          2/14/2017                  992
                                                                                              ----------
                                                                                                   3,551
                                                                                              ----------
            AIR FREIGHT & LOGISTICS (0.3%)
    1,219   Federal Express Corp.                           7.50          1/15/2018                1,233
    2,000   FedEx Corp.                                     7.38          1/15/2014                2,261
    2,000   United Parcel Service                           3.88          4/01/2014                2,145
                                                                                              ----------
                                                                                                   5,639
                                                                                              ----------
            AIRLINES (0.3%)
    2,000   Continental Airlines, Inc.                      8.75         12/01/2011                2,008
    2,000   Southwest Airlines Co.                          6.50          3/01/2012                2,034
    2,668   United Air Lines, Inc.                          9.75          1/15/2017                2,948
                                                                                              ----------
                                                                                                   6,990
                                                                                              ----------
            COMMERCIAL PRINTING (0.1%)
    3,000   R.R. Donnelley & Sons Co.                       4.95          4/01/2014                2,955
                                                                                              ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY
               TRUCKS (0.6%)
    1,000   Caterpillar Financial Services Corp.            4.85         12/07/2012                1,047
    3,250   Caterpillar Financial Services Corp.            4.90          8/15/2013                3,480
    3,000   John Deere Capital Corp.                        5.25         10/01/2012                3,124
    3,000   John Deere Capital Corp.                        1.88          6/17/2013                3,073
    3,000   Paccar, Inc.                                    6.88          2/15/2014                3,396
                                                                                              ----------
                                                                                                  14,120
                                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,000   Casella Waste Systems, Inc.                    11.00          7/15/2014                2,170
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    1,000   Tyco International Finance                      8.50          1/15/2019                1,291
                                                                                              ----------
            RAILROADS (0.1%)
    2,000   Union Pacific Corp.                             5.13          2/15/2014                2,175
                                                                                              ----------
            SECURITY & ALARM SERVICES (0.1%)
    3,000   Corrections Corp. of America                    6.25          3/15/2013                3,009
                                                                                              ----------
            Total Industrials                                                                     41,900
                                                                                              ----------

            INFORMATION TECHNOLOGY (0.7%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    1,000   Computer Sciences Corp.                         5.50          3/15/2013                1,049
    5,000   Fiserv, Inc.                                    3.13          6/15/2016                5,084
                                                                                              ----------
                                                                                                   6,133
                                                                                              ----------

================================================================================

5  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS (0.1%)
$   2,000   Amphenol Corp.                                  4.75%        11/15/2014           $    2,143
                                                                                              ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    2,000   Agilent Technologies, Inc.                      4.45          9/14/2012                2,052
    3,000   FLIR Systems, Inc.                              3.75          9/01/2016                2,982
                                                                                              ----------
                                                                                                   5,034
                                                                                              ----------
            OFFICE ELECTRONICS (0.1%)
    2,996   Xerox Corp.                                     5.50          5/15/2012                3,069
                                                                                              ----------
            Total Information Technology                                                          16,379
                                                                                              ----------
            MATERIALS (1.1%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
    3,550   Lafarge North America, Inc.                     6.88          7/15/2013                3,592
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.3%)
    2,000   Dow Chemical Co.                                4.85          8/15/2012                2,060
    3,000   Dow Chemical Co.                                5.90          2/15/2015                3,341
      333   E. I. du Pont de Nemours and Co.                5.00          1/15/2013                  350
    1,000   E. I. du Pont de Nemours and Co.                5.00          7/15/2013                1,072
                                                                                              ----------
                                                                                                   6,823
                                                                                              ----------
            GOLD (0.1%)
    2,000   Barrick Gold Finance Co., LLC                   6.13          9/15/2013                2,188
                                                                                              ----------
            INDUSTRIAL GASES (0.3%)
    6,000   Praxair, Inc.                                   2.13          6/14/2013                6,136
                                                                                              ----------
            SPECIALTY CHEMICALS (0.2%)
    4,500   RPM International, Inc.                         6.25         12/15/2013                4,826
                                                                                              ----------
            Total Materials                                                                       23,565
                                                                                              ----------
            TELECOMMUNICATION SERVICES (1.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
    2,000   AT&T, Inc.                                      4.85          2/15/2014                2,174
    4,400   Frontier Communications Corp.                   6.63          3/15/2015                4,554
    5,000   Qwest Communications International, Inc.        7.50          2/15/2014                5,062
    6,000   Qwest Communications International, Inc.        7.50          2/15/2014                6,075
    5,000   Qwest Communications International, Inc.        8.00         10/01/2015                5,425
    1,000   Verizon Communications, Inc.                    5.25          4/15/2013                1,064
    6,000   Windstream Corp.                                8.13          8/01/2013                6,450
                                                                                              ----------
                                                                                                  30,804
                                                                                              ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    2,000   ALLTEL Corp.                                    7.00          7/01/2012                2,082
    3,000   Nextel Communications, Inc.                     6.88         10/31/2013                2,978
    1,000   Verizon Wireless Capital                        7.38         11/15/2013                1,126
                                                                                              ----------
                                                                                                   6,186
                                                                                              ----------
            Total Telecommunication Services                                                      36,990
                                                                                              ----------
            UTILITIES (4.7%)
            ----------------
            ELECTRIC UTILITIES (2.9%)
    3,000   Appalachian Power Co.                           3.40          5/24/2015                3,177
      530   Cedar Brakes II, LLC (a)                        9.88          9/01/2013                  557
    2,000   Cincinnati Gas & Electric Co.                   5.70          9/15/2012                2,085
    5,000   Columbus Southern Power                         0.75 (b)      3/16/2012                5,001
    2,000   Commonwealth Edison Co.                         6.15          3/15/2012                2,039
    2,000   Duke Energy Ohio, Inc.                          2.10          6/15/2013                2,044
   10,000   Entergy Texas, Inc.                             3.60          6/01/2015               10,414
    3,000   FPL Group Capital, Inc.                         0.67 (b)     11/09/2012                2,999
    2,000   FPL Group Capital, Inc.                         2.55         11/15/2013                2,042

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   5,000   Georgia Power Co.                               0.67% (b)     3/15/2013           $    5,008
    2,000   Great Plains Energy, Inc.                       2.75          8/15/2013                2,030
    2,000   ITC Holdings Corp. (a)                          5.25          7/15/2013                2,053
    4,825   Nevada Power Co.                                6.50          4/15/2012                4,943
    1,000   Northeast Utilities                             5.65          6/01/2013                1,065
    2,000   Northern States Power Co.                       8.00          8/28/2012                2,118
    2,000   PacifiCorp                                      6.90         11/15/2011                2,004
    3,000   PNM Resources, Inc.                             9.25          5/15/2015                3,405
    2,000   PPL Energy Supply, LLC                          6.40         11/01/2011                2,000
    4,000   PPL Energy Supply, LLC                          6.20          5/15/2016                4,452
    1,991   Tristate General & Transport Association (a)    6.04          1/31/2018                2,182
    2,000   West Penn Power Co.                             6.63          4/15/2012                2,047
                                                                                              ----------
                                                                                                  63,665
                                                                                              ----------
            GAS UTILITIES (0.3%)
    1,000   Consolidated Natural Gas Co.                    5.00          3/01/2014                1,078
    5,000   Florida Gas Transmission (a)                    4.00          7/15/2015                5,275
                                                                                              ----------
                                                                                                   6,353
                                                                                              ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
    1,955   AES Corp.                                       7.75          3/01/2014                2,111
    2,000   AES Corp.                                       7.75         10/15/2015                2,160
    3,980   Calpine Corp. (c)                               4.50          4/02/2018                3,943
                                                                                              ----------
                                                                                                   8,214
                                                                                              ----------
            MULTI-UTILITIES (1.1%)
    4,455   Black Hills Corp.                               6.50          5/15/2013                4,740
    2,000   CenterPoint Energy Houston Electric, LLC        5.70          3/15/2013                2,118
    2,000   CenterPoint Energy Houston Electric, LLC        7.00          3/01/2014                2,263
    3,150   CMS Energy Corp.                                1.35 (b)      1/15/2013                3,103
    3,000   CMS Energy Corp.                                2.75          5/15/2014                2,974
    1,000   Dominion Resources, Inc.                        8.88          1/15/2019                1,324
    1,000   Energy East Corp.                               6.75          6/15/2012                1,030
    2,340   New York State Electric & Gas Corp.             5.50         11/15/2012                2,439
    2,000   PSEG Power, LLC                                 2.50          4/15/2013                2,026
    1,000   Puget Sound Energy, Inc.                        6.75          1/15/2016                1,189
                                                                                              ----------
                                                                                                  23,206
                                                                                              ----------
            Total Utilities                                                                      101,438
                                                                                              ----------
            Total Corporate Obligations (cost: $660,819)                                         677,580
                                                                                              ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (7.6%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
    5,328   Royal Caribbean Cruises Ltd.                    6.88         12/01/2013                5,581
                                                                                              ----------
            CONSUMER STAPLES (0.6%)
            -----------------------
            BREWERS (0.6%)
    2,000   Anheuser-Busch Companies, Inc.                  3.00         10/15/2012                2,042
   10,000   Miller Brewing Co. (a)                          5.50          8/15/2013               10,731
                                                                                              ----------
                                                                                                  12,773
                                                                                              ----------
            Total Consumer Staples                                                                12,773
                                                                                              ----------
            ENERGY (0.9%)
            -------------
            INTEGRATED OIL & GAS (0.8%)
    5,000   BP Capital Markets plc (e)                      3.13          3/10/2012                5,041
    2,000   Husky Energy, Inc.                              5.90          6/15/2014                2,195
    5,000   Shell International Finance                     1.88          3/25/2013                5,107
    5,000   Shell International Finance                     4.00          3/21/2014                5,408
                                                                                              ----------
                                                                                                  17,751
                                                                                              ----------

================================================================================

7  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
$   2,000   Woodside Finance Ltd. (a)                       8.13%         3/01/2014           $    2,278
                                                                                              ----------
            Total Energy                                                                          20,029
                                                                                              ----------
            FINANCIALS (3.1%)
            -----------------
            DIVERSIFIED BANKS (2.3%)
    5,000   ANZ National International                      6.20          7/19/2013                5,353
    5,000   Bank of Montreal                                2.13          6/28/2013                5,113
    5,000   Bank of Montreal (a)                            1.30         10/31/2014                5,016
    5,000   Bank of Montreal (a)                            2.85          6/09/2015                5,234
    5,000   Bank of Montreal (a)                            2.63          1/25/2016                5,192
    2,000   Barclays Bank plc (a)                           7.38                  -(f)             1,980
    5,000   Canadian Imperial Bank (a)                      2.00          2/04/2013                5,070
    5,000   Canadian Imperial Bank                          1.45          9/13/2013                5,031
    5,000   Commonwealth Bank of Australia (a)              0.56 (b)     11/04/2011                5,000
    2,000   Royal Bank of Canada                            2.63         12/15/2015                2,072
    2,000   Standard Chartered plc (a)                      3.85          4/27/2015                2,040
    3,000   Westpac Banking Corp.                           2.10          8/02/2013                3,048
                                                                                              ----------
                                                                                                  50,149
                                                                                              ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
    2,000   Credit Suisse Group, AG                         5.50          5/01/2014                2,134
                                                                                              ----------
            MULTI-LINE INSURANCE (0.0%)
      584   ZFS Finance USA Trust IV (a)                    5.88          5/09/2032                  572
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    2,000   ING Capital Funding Trust III                   3.97 (b)              -(f)             1,702
                                                                                              ----------
            REGIONAL BANKS (0.2%)
    5,000   Vestjysk Bank A/S (NBGA) (a)                    0.90 (b)      6/17/2013                5,029
                                                                                              ----------
            REITs - RETAIL (0.2%)
    3,000   WEA Finance, LLC (a)                            5.40         10/01/2012                3,088
                                                                                              ----------
            THRIFTs & MORTGAGE FINANCE (0.2%)
    5,000   Stadshypotek AB (a)                             0.92 (b)      9/30/2013                4,997
                                                                                              ----------
            Total Financials                                                                      67,671
                                                                                              ----------
            HEALTH CARE (0.2%)
            ------------------
            HEALTH CARE EQUIPMENT (0.2%)
    2,000   Covidien International Finance S.A.             5.45         10/15/2012                2,089
    3,000   Covidien International Finance S.A.             1.88          6/15/2013                3,048
                                                                                              ----------
                                                                                                   5,137
                                                                                              ----------
            Total Health Care                                                                      5,137
                                                                                              ----------
            INDUSTRIALS (0.5%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    3,000   BAE Systems Holdings, Inc.                      6.40         12/15/2011                3,018
                                                                                              ----------
            DIVERSIFIED SUPPORT SERVICES (0.2%)
    4,300   Brambles USA, Inc. (a)                          3.95          4/01/2015                4,486
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    2,000   Siemens Finance (a)                             5.50          2/16/2012                2,027
                                                                                              ----------
            Total Industrials                                                                      9,531
                                                                                              ----------
            MATERIALS (1.8%)
            ----------------
            CONSTRUCTION MATERIALS (0.3%)
    3,597   CRH America, Inc.                               4.13          1/15/2016                3,603

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   Lafarge S.A. (a)                                5.50%         7/09/2015           $    2,030
                                                                                              ----------
                                                                                                   5,633
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.2%)
    3,305   Engelhard Corp.                                 4.25          5/15/2013                3,401
                                                                                              ----------
            DIVERSIFIED METALS & MINING (0.7%)
    5,000   Anglo American Capital (a)                      2.15          9/27/2013                4,997
    3,000   Glencore Funding, LLC (a)                       6.00          4/15/2014                3,040
    1,000   Teck Resources Ltd.                             9.75          5/15/2014                1,192
    3,000   Xstrata Canada Corp.                            5.38          6/01/2015                3,220
    3,030   Xstrata Finance Canada (a)                      5.50         11/16/2011                3,033
                                                                                              ----------
                                                                                                  15,482
                                                                                              ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    6,000   Incitec Pivot Finance Ltd. (a)                  4.00         12/07/2015                6,128
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.2%)
    4,280   Rexam plc (a)                                   6.75          6/01/2013                4,564
                                                                                              ----------
            STEEL (0.1%)
    3,000   Arcelormittal USA, Inc.                         6.50          4/15/2014                3,158
                                                                                              ----------
            Total Materials                                                                       38,366
                                                                                              ----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    5,000   Telecom Italia Capital                          5.25         11/15/2013                5,030
                                                                                              ----------
            Total Eurodollar and Yankee Obligations
               (cost: $162,074)                                                                  164,118
                                                                                              ----------
            ASSET-BACKED SECURITIES (19.9%)

            FINANCIALS (19.9%)
            ------------------
            ASSET-BACKED FINANCING (19.9%)
    8,741   Access Group, Inc.                              0.68 (b)      4/25/2029                8,221
    2,000   AESOP Funding II, LLC (a)                       9.31         10/20/2013                2,110
    4,000   AESOP Funding II, LLC                           5.68          2/20/2014                4,169
    5,000   AESOP Funding II, LLC                           4.64          5/20/2016                5,363
    3,250   AESOP Funding ll, LLC (a)                       2.98          9/20/2013                3,278
    2,500   American Express Credit Account Master
               Trust (a)                                    0.51 (b)      9/15/2014                2,498
      576   AmeriCredit Automobile Receivables Trust        2.21          1/15/2014                  579
    8,222   AmeriCredit Automobile Receivables Trust        6.96         10/14/2014                8,527
    2,000   AmeriCredit Automobile Receivables Trust        3.72         11/17/2014                2,036
    1,726   AmeriCredit Automobile Receivables Trust        2.90         12/15/2014                1,763
    3,500   AmeriCredit Automobile Receivables Trust        2.19          2/08/2016                3,501
    6,000   AmeriCredit Automobile Receivables Trust        3.34          4/08/2016                6,064
    5,725   AmeriCredit Automobile Receivables Trust        6.24          6/08/2016                6,067
   10,000   Arkle Master Issuer plc (a)                     1.69 (b)      5/17/2060                9,998
    1,868   Aviation Capital Group Trust (INS)(a)           0.94 (b)      9/20/2033                1,468
    5,000   Bank of America Auto Trust (a)                  3.52          6/15/2016                5,110
    2,500   Bank of America Auto Trust (a)                  3.03         10/15/2016                2,552
    3,000   Bank of America Credit Card Trust               0.53 (b)      6/16/2014                2,997
      793   Bank of America Securities Auto Trust (a)       2.13          9/15/2013                  796
    5,000   Bank One Issuance Trust                         4.77          2/16/2016                5,224
    5,000   Bank One Issuance Trust                         1.04 (b)      2/15/2017                4,892
    1,081   Capital One Auto Finance Trust                  5.23          7/15/2014                1,090
    4,045   Carmax Auto Owner Trust                         1.74          4/15/2014                4,069
    2,037   CenterPoint Energy Transition Bond Co. III,
               LLC                                          4.19          2/01/2020                2,209
    3,386   Centre Point Funding, LLC (a)                   5.43          7/20/2015                3,562
      756   Chase Funding Mortgage Loan                     4.11          8/25/2030                  751
    4,031   CIT Equipment Collateral (a)                    2.41          5/15/2013                4,044
    5,500   CIT Equipment Collateral (a)                    3.88          9/16/2013                5,621
    4,000   CIT Equipment Collateral (a)                    4.86          3/17/2014                4,154

================================================================================

9  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$      83   CIT Equipment Collateral                        3.07%         8/15/2016           $       83
    4,534   Citi Financial Auto Issuance Trust (a)          2.59         10/15/2013                4,566
    5,000   Citi Financial Auto Issuance Trust (a)          3.15          8/15/2016                5,122
    1,300   Citibank Credit Card Issuance Trust             6.95          2/18/2014                1,326
    4,000   Citibank Credit Card Issuance Trust             4.40          6/20/2014                4,097
   11,000   Citibank Credit Card Issuance Trust             6.30 (b)      6/20/2014               11,335
    4,000   College Loan Corp. Trust                        0.89 (b)      1/15/2037                3,057
    8,591   Collegiate Funding Services Education Loan
               Trust                                        0.68 (b)      3/28/2035                6,897
    4,631   CPS Auto Receivables Trust (INS)                6.48          7/15/2013                4,725
    2,543   Credit Acceptance Auto Loan Trust (a)           3.96         11/15/2016                2,556
    2,000   Credit Acceptance Auto Loan Trust (a)           3.63         10/15/2018                2,005
    5,000   Credit Acceptance Auto Loan Trust (a)           2.61          3/15/2019                5,004
    5,000   Credit Acceptance Auto Loan Trust (a)           3.96          9/15/2019                5,004
      367   Fifth Third Auto Trust                          4.81          1/15/2013                  369
    1,324   Ford Credit Auto Owner Trust                    1.99 (b)      4/15/2013                1,330
    3,000   Ford Credit Auto Owner Trust                    2.98          8/15/2014                3,085
    4,000   Ford Credit Auto Owner Trust                    2.42         11/15/2014                4,096
    3,000   Ford Credit Auto Owner Trust                    2.38          7/15/2016                3,097
    1,000   GE Capital Credit Card Master Note Trust        0.28 (b)      3/15/2015                  999
    5,000   GE Capital Credit Card Master Note Trust        2.21          6/15/2016                5,111
    5,000   GE Capital Credit Card Master Note Trust (a)    5.39         11/15/2017                5,538
   10,000   GE Equipment Midticket, LLC (a)                 0.94          7/14/2014               10,009
    2,000   GE Equipment Midticket, LLC                     1.47          7/14/2015                2,019
    5,000   GE Equipment Midticket, LLC                     3.13         11/16/2020                5,094
    1,696   GE Equipment Small Ticket, LLC (a)              1.92          7/15/2016                1,699
    5,000   GE Equipment Small Ticket, LLC (a)              1.45          1/21/2018                5,038
    5,000   Hertz Vehicle Financing, LLC (a)                4.26          3/25/2014                5,176
    5,000   Hertz Vehicle Financing, LLC (a)                4.94          3/25/2016                5,132
   10,000   Holmes Master Issuer plc (a)                    1.80 (b)     10/15/2054                9,998
    5,000   Holmes Master Issuer plc (a)                    1.95 (b)     10/21/2054                5,000
    1,830   Home Equity Asset Trust                         0.65 (b)     11/25/2035                1,753
    8,867   Honda Auto Receivables Owner Trust              1.34          3/18/2014                8,913
    3,000   Honda Auto Receivables Owner Trust              4.43          7/15/2015                3,076
      363   Huntington Auto Trust                           3.94          6/17/2013                  364
    3,000   Huntington Auto Trust (a)                       5.73          1/15/2014                3,073
    2,090   Hyundai Auto Receivables Trust                  2.03          8/15/2013                2,102
    2,000   Hyundai Auto Receivables Trust                  5.48         11/17/2014                2,061
    5,000   Iowa Student Loan Liquidity Corp.               0.71 (b)      9/25/2037                3,660
    1,903   John Deere Owner Trust                          1.57         10/15/2013                1,908
    5,000   John Deere Owner Trust                          3.96          5/16/2016                5,087
    9,725   MBNA Master Credit Card Note Trust              6.80          7/15/2014                9,882
    4,597   MMAF Equipment Finance, LLC (a)                 2.37         11/15/2013                4,619
    3,000   MMAF Equipment Finance, LLC (a)                 3.51          1/15/2030                3,126
    1,507   Nissan Auto Receivables Owner Trust             4.28          6/16/2014                1,516
    3,363   Nissan Auto Receivables Owner Trust             5.05         11/17/2014                3,439
    5,000   Permanent Master Issuer plc (a),(g),(h)         1.97 (b)      7/15/2042                5,000
    3,031   Prestige Auto Receivables Trust "A" (a)         5.67          4/15/2017                3,080
    5,000   Prestige Auto Receivables Trust "B"             2.87          7/16/2018                5,060
   10,500   Rental Car Finance Corp. (a)                    0.38 (b)      7/25/2013               10,351
    8,350   Rental Car Finance Corp. (a)                    4.38          2/25/2016                8,484
    5,000   Santander Drive Auto Receivable Trust           1.84         11/17/2014                5,037
    3,029   Santander Drive Auto Receivable Trust (a)       1.48          5/15/2017                2,999
   12,500   Santander Drive Auto Receivable Trust           2.43          5/15/2017               12,744
    2,000   Santander Drive Auto Receivable Trust           3.09          5/15/2017                1,999
    5,000   Santander Drive Auto Receivable Trust           3.89          7/17/2017                5,106
    8,399   SLC Student Loan Trust                          0.52 (b)      1/15/2019                8,224
    5,577   SLC Student Loan Trust                          0.70 (b)      7/15/2036                4,652
    2,500   SLM Student Loan Trust                          0.71 (b)     12/15/2023                2,257
    6,278   SLM Student Loan Trust                          0.80 (b)      1/27/2025                5,407
    1,250   SLM Student Loan Trust                          0.62 (b)     10/27/2025                1,059
    8,000   SLM Student Loan Trust                          0.85 (b)      7/15/2036                6,432
    1,625   SLM Student Loan Trust                          0.97 (b)     10/25/2038                1,337
   14,000   Toyota Auto Receivables Owner Trust             1.86          5/16/2016               14,209
    3,000   Volkswagen Auto Loan Enhanced Trust             6.24          7/20/2015                3,101

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                  (000)
--------------------------------------------------------------------------------------------------------
$   4,075   Volvo Financial Equipment, LLC (a)              1.56%         6/17/2013           $    4,082
    5,135   Volvo Financial Equipment, LLC (a)              2.99          5/15/2017                5,178
    3,518   Wachovia Auto Owner Trust                       5.35          3/20/2014                3,594
    1,180   Washington Mutual Asset-Backed Certificates     0.33          5/25/2047                1,160
    3,000   Westlake Automobile Receivables Trust (a)       1.08          7/15/2013                2,999
   10,000   World Omni Auto Receivables Trust               1.91          4/15/2016               10,218
                                                                                              ----------
                                                                                                 429,628
                                                                                              ----------
            Total Financials                                                                     429,628
                                                                                              ----------
            Total Asset-Backed Securities (cost: $422,259)                                       429,628
                                                                                              ----------

            COMMERCIAL MORTGAGE SECURITIES (24.4%)

            FINANCIALS (24.4%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (24.4%)
    2,000   Banc of America Commercial Mortgage, Inc.       4.65          9/11/2036                2,061
      774   Banc of America Commercial Mortgage, Inc.       4.05         11/10/2038                  776
    2,185   Banc of America Commercial Mortgage, Inc.       5.41          6/10/2039                2,359
      359   Banc of America Commercial Mortgage, Inc.       4.56         11/10/2041                  360
    1,000   Banc of America Commercial Mortgage, Inc.       4.94         11/10/2041                1,057
    5,100   Banc of America Commercial Mortgage, Inc.       4.99         11/10/2042                5,225
    2,838   Banc of America Commercial Mortgage, Inc.       4.51         12/10/2042                2,873
    2,773   Banc of America Commercial Mortgage, Inc.       4.50          7/10/2043                2,812
    1,000   Banc of America Commercial Mortgage, Inc.       4.62          7/10/2043                1,003
    4,079   Banc of America Commercial Mortgage, Inc.       4.78          7/10/2043                4,109
    2,225   Banc of America Commercial Mortgage, Inc.       5.09          7/10/2043                2,296
      115   Banc of America Commercial Mortgage, Inc.       4.76          7/10/2045                  116
    3,300   Banc of America Commercial Mortgage, Inc.       4.93          7/10/2045                3,629
    3,000   Banc of America Commercial Mortgage, Inc.       5.33          7/10/2045                3,117
    5,000   Banc of America Commercial Mortgage, Inc.       5.12         10/10/2045                5,568
    5,000   Banc of America Commercial Mortgage, Inc.       5.36         10/10/2045                5,377
      954   Banc of America Commercial Mortgage, Inc.       5.52          7/10/2046                  954
    4,935   Banc of America Commercial Mortgage, Inc.       5.18          9/10/2047                5,508
    5,374   Banc of America Commercial Mortgage, Inc.       5.32          9/10/2047                5,416
    9,000   Banc of America Commercial Mortgage, Inc.       6.02          2/10/2051                9,227
    2,629   Bear Stearns Commercial Mortgage
               Securities, Inc.                             4.24          8/13/2039                2,658
      656   Bear Stearns Commercial Mortgage
               Securities, Inc.                             4.00          3/13/2040                  664
    2,800   Bear Stearns Commercial Mortgage
               Securities, Inc.                             5.40         12/11/2040                2,853
    3,981   Bear Stearns Commercial Mortgage
               Securities, Inc.                             4.95          2/11/2041                3,996
    1,765   Bear Stearns Commercial Mortgage
               Securities, Inc.                             5.53         10/12/2041                1,827
    2,846   Citigroup Commercial Mortgage Trust             5.25          4/15/2040                2,928
      664   Citigroup Commercial Mortgage Trust             4.38         10/15/2041                  665
    3,550   Citigroup Commercial Mortgage Trust             5.73          3/15/2049                3,970
    3,925   Citigroup Commercial Mortgage Trust             5.38         10/15/2049                3,994
    6,222   Citigroup Commercial Mortgage Trust (a)         4.52          9/20/2051                6,279
    2,552   Citigroup Deutsche Bank Commercial Mortgage
               Trust                                        5.27          7/15/2044                2,579
    3,719   Citigroup Deutsche Bank Commerical Mortgage
               Trust                                        5.22          7/15/2044                3,897
    4,940   Commercial Mortgage Asset Trust                 6.98          1/17/2032                5,095
    1,000   Commercial Mortgage Asset Trust                 7.64         11/17/2032                1,071
      746   Commercial Mortgage Asset Trust                 4.63          5/10/2043                  747
    5,000   Commercial Mortgage Asset Trust                 4.98          5/10/2043                5,363
    1,438   Commercial Mortgage Trust                       4.58         10/15/2037                1,447
    3,000   Commercial Mortgage Trust                       5.12          6/10/2044                3,303
    3,000   Credit Suisse Commercial Mortgage Trust         6.02          6/15/2038                3,293
    5,422   Credit Suisse First Boston Mortgage
               Securities Corp.                             5.42          5/15/2036                5,773

================================================================================

11  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)       SECURITY                                                    RATE         MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$   4,000   Credit Suisse First Boston Mortgage Securities Corp.       5.11%         7/15/2036         $    4,321
    9,126   Credit Suisse First Boston Mortgage Securities Corp.       4.69          4/15/2037              9,394
    1,214   Credit Suisse First Boston Mortgage Securities Corp.       4.51          7/15/2037              1,222
    8,320   Credit Suisse First Boston Mortgage Securities Corp.       5.10          8/15/2038              9,112
    3,975   Credit Suisse First Boston Mortgage Securities Corp.       5.12          8/15/2038              4,021
    1,674   Credit Suisse First Boston Mortgage Securities Corp.       5.25         12/15/2039              1,679
   10,000   DB-UBS Mortgage Trust                                      3.64          8/10/2044             10,444
    5,152   DB-UBS Mortgage Trust (a)                                  3.74         11/10/2046              5,289
      133   Deutsche Mortgage & Asset Receiving Corp.                  7.50          6/15/2031                141
      115   First Union National Bank Commercial Mortgage Trust        6.22         12/12/2033                115
      262   GE Capital Commercial Mortgage Corp.                       4.87          7/10/2039                264
    6,585   GE Capital Commercial Mortgage Corp.                       5.33         11/10/2045              6,727
    1,234   GE Commercial Mortgage Corp.                               5.31         11/10/2045              1,238
      989   GE Commercial Mortgage Corp.                               4.35          6/10/2048                992
      497   GMAC Commercial Mortgage Securities, Inc.                  7.28          9/15/2033                492
    1,892   GMAC Commercial Mortgage Securities, Inc.                  6.50          5/15/2035              1,954
      216   GMAC Commercial Mortgage Securities, Inc.                  4.65          4/10/2040                219
    8,875   GMAC Commercial Mortgage Securities, Inc.                  5.02          4/10/2040              9,361
      988   GMAC Commercial Mortgage Securities, Inc.                  4.55         12/10/2041              1,008
    2,000   GMAC Commercial Mortgage Securities, Inc.                  4.75          5/10/2043              2,091
    3,000   Greenwich Capital Commercial Funding Corp.                 5.03          1/05/2036              3,153
    6,650   Greenwich Capital Commercial Funding Corp.                 5.32          6/10/2036              7,058
    3,234   Greenwich Capital Commercial Funding Corp.                 5.12          4/10/2037              3,251
    4,200   Greenwich Capital Commercial Funding Corp.                 5.22          4/10/2037              4,482
    1,279   Greenwich Capital Commercial Funding Corp.                 4.31          8/10/2042              1,279
    2,160   Greenwich Capital Commercial Funding Corp.                 4.80          8/10/2042              2,321
    7,570   GS Mortgage Securities Corp. II                            5.55          4/10/2038              8,166
    7,468   GS Mortgage Securities Corp. II                            4.96          8/10/2038              7,697
    2,636   GS Mortgage Securities Corp. II (a)                        4.48          7/10/2039              2,645
    4,100   GS Mortgage Securities Corp. II                            4.61          7/10/2039              4,144
    4,500   GS Mortgage Securities Corp. II                            4.78          7/10/2039              4,013
    1,775   GS Mortgage Securities Corp. II                            4.30          1/10/2040              1,789
    3,765   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.90          1/12/2037              4,025
    6,609   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.20          8/12/2037              6,926
    1,238   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.20          8/12/2037              1,268
    1,541   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.82          9/12/2037              1,550
    2,400   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.40          1/12/2039              2,533
    2,379   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.92          1/15/2042              2,399
    2,552   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.68          7/15/2042              2,595
    2,771   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.70          7/15/2042              2,804
    3,006   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.87         10/15/2042              3,004
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.00         10/15/2042              2,057
    3,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.04         10/15/2042              2,708
    9,780   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.25          1/12/2043              9,850
    2,130   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.46          1/12/2043              2,306

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)       SECURITY                                                    RATE         MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$   3,374   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.49%         4/15/2043         $    3,535
    5,740   J.P. Morgan Chase Commercial Mortgage Securities
                  Corp. (e)                                            5.79          6/12/2043              5,979
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.81          6/12/2043              2,178
    1,212   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.82          6/12/2043              1,255
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.45         12/12/2043             10,441
      960   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.20         12/15/2044                968
    2,725   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.37         12/15/2044              2,846
    1,687   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.88          4/15/2045              1,778
    2,884   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.52          5/12/2045              2,979
    2,796   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.37          5/15/2045              2,874
    3,233   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.63          3/15/2046              3,249
    1,725   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.87          3/15/2046              1,783
    4,958   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.13          5/15/2047              5,180
    4,091   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.63          2/12/2051              4,184
      274   LB-UBS Commercial Mortgage Trust                           4.56          9/15/2026                276
    2,270   LB-UBS Commercial Mortgage Trust                           4.56          9/15/2027              2,277
      909   LB-UBS Commercial Mortgage Trust                           3.97          3/15/2029                932
    4,544   LB-UBS Commercial Mortgage Trust                           5.25          6/15/2029              4,702
       58   LB-UBS Commercial Mortgage Trust                           4.58          8/15/2029                 58
    3,905   LB-UBS Commercial Mortgage Trust                           4.63         10/15/2029              4,067
      315   LB-UBS Commercial Mortgage Trust                           4.51         12/15/2029                309
    2,000   LB-UBS Commercial Mortgage Trust                           5.00          4/15/2030              2,044
    2,736   LB-UBS Commercial Mortgage Trust                           4.65          7/15/2030              2,759
    4,186   LB-UBS Commercial Mortgage Trust                           4.66          7/15/2030              4,297
    5,830   LB-UBS Commercial Mortgage Trust                           4.95          9/15/2030              6,419
    3,094   LB-UBS Commercial Mortgage Trust                           5.10         11/15/2030              3,112
    4,880   LB-UBS Commercial Mortgage Trust                           5.47         11/15/2030              5,022
    5,844   LB-UBS Commercial Mortgage Trust                           5.16          2/15/2031              6,487
      513   LB-UBS Commercial Mortgage Trust                           5.87          6/15/2032                514
    5,000   LB-UBS Commercial Mortgage Trust                           4.69          7/15/2032              5,226
    3,718   LB-UBS Commercial Mortgage Trust                           4.37          3/15/2036              3,920
    1,250   LB-UBS Commercial Mortgage Trust                           4.86         12/15/2039              1,325
    4,000   LB-UBS Commercial Mortgage Trust                           5.42          2/15/2040              4,253
   14,683   Merrill Lynch Mortgage Trust                               4.96          7/12/2038             15,071
    2,000   Merrill Lynch Mortgage Trust                               5.14          7/12/2038              1,853
    3,438   Merrill Lynch Mortgage Trust                               5.61          5/12/2039              3,503
    1,759   Merrill Lynch Mortgage Trust                               4.17          8/12/2039              1,764
    3,716   Merrill Lynch Mortgage Trust                               4.86          8/12/2039              3,933
      855   Merrill Lynch Mortgage Trust                               4.72         10/12/2041                884
      908   Merrill Lynch Mortgage Trust                               4.81          9/12/2042                913
    1,798   Merrill Lynch Mortgage Trust                               4.56          6/12/2043              1,808
    3,380   Merrill Lynch Mortgage Trust                               4.67          6/12/2043              3,469
    2,951   Merrill Lynch-Countrywide Commercial Mortgage Trust        5.38          7/12/2046              3,017
    3,000   Morgan Stanley Capital I, Inc.                             5.54          6/15/2038              3,238
    4,646   Morgan Stanley Capital I, Inc.                             4.90          6/15/2040              4,681
    5,000   Morgan Stanley Capital I, Inc.                             4.97         12/15/2041              5,289
    2,283   Morgan Stanley Capital I, Inc.                             5.61          6/11/2042              2,304
    2,005   Morgan Stanley Capital I, Inc.                             5.72         10/15/2042              2,102
    2,620   Morgan Stanley Capital I, Inc.                             5.62          7/12/2044              2,638
    4,430   Morgan Stanley Capital I, Inc. (a)                         2.60          9/15/2047              4,515

================================================================================

13  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)       SECURITY                                                    RATE         MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$   8,142   Morgan Stanley Capital I, Inc.                             5.78%         4/12/2049         $    8,459
    5,500   Morgan Stanley Capital I, Inc.                             5.62         12/12/2049              5,595
    1,067   Morgan Stanley Dean Witter Capital I, Inc.                 7.49          2/23/2034              1,095
      886   Morgan Stanley Dean Witter Capital I, Inc.                 6.51          4/15/2034                894
    5,244   Morgan Stanley Dean Witter Capital I, Inc.                 5.98          1/15/2039              5,319
      326   Morgan Stanley Dean Witter Capital I, Inc. (a)             5.13          5/24/2043                328
    1,445   Morgan Stanley Dean Witter Capital I, Inc.                 4.54          7/15/2056              1,469
    1,042   Salomon Brothers Mortgage Securities VII, Inc.             4.47          3/18/2036              1,050
    1,396   Structured Asset Securities Corp.                          7.15         10/12/2034              1,409
    5,573   Wachovia Bank Commercial Mortgage Trust (a)                4.24         10/15/2035              5,601
    2,000   Wachovia Bank Commercial Mortgage Trust                    5.08         11/15/2035              2,081
    1,938   Wachovia Bank Commercial Mortgage Trust                    4.78          3/15/2042              1,960
      700   Wachovia Bank Commercial Mortgage Trust                    4.94          4/15/2042                765
    5,000   Wachovia Bank Commercial Mortgage Trust                    5.12          7/15/2042              5,516
      270   Wachovia Bank Commercial Mortgage Trust                    5.68          5/15/2043                271
    1,584   Wachovia Bank Commercial Mortgage Trust                    5.16         10/15/2044              1,605
    3,120   Wachovia Bank Commercial Mortgage Trust                    5.21         10/15/2044              3,445
    7,500   Wachovia Bank Commercial Mortgage Trust                    5.46         12/15/2044              7,557
      450   Wachovia Bank Commercial Mortgage Trust                    5.94          6/15/2045                469
        7   Wachovia Bank Commercial Mortgage Trust                    5.62          7/15/2045                  7
    5,947   Wachovia Bank Commercial Mortgage Trust                    5.50         10/15/2048              5,951
    5,000   Wachovia Bank Commercial Mortgage Trust                    5.31         11/15/2048              5,298
      935   WF-RBS Commercial Mortgage Trust (a)                       3.24          3/15/2044                949
                                                                                                       ----------
                                                                                                          525,655
                                                                                                       ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   26,706   J.P. Morgan Chase Commercial Mortgage Securities Corp.,
               acquired 8/05/2009; cost $347(a),(i)                    0.66          1/12/2037                 78
   40,385   Morgan Stanley Capital I, Inc., acquired
               5/09/2008; cost $1,063(a),(i)                           1.22          1/13/2041                328
                                                                                                       ----------
                                                                                                              406
                                                                                                       ----------
            Total Financials                                                                              526,061
                                                                                                       ----------
            Total Commercial Mortgage Securities (cost: $516,932)                                         526,061
                                                                                                       ----------

            U.S. GOVERNMENT AGENCY ISSUES (6.5%)(d)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%)
      979   Freddie Mac (+)                                            4.50          1/15/2029                994
                                                                                                       ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.5%)
    2,807   Fannie Mae (+)                                             4.50          5/01/2023              2,994
    1,745   Fannie Mae (+)                                             4.50          2/01/2024              1,860
    1,229   Fannie Mae (+)                                             5.00         12/01/2021              1,326
    2,855   Fannie Mae (+)                                             5.00          6/01/2023              3,067
    1,453   Fannie Mae (+)                                             5.00          9/01/2023              1,561
    5,196   Fannie Mae (+)                                             5.00          2/01/2024              5,582
    1,729   Fannie Mae (+)                                             5.50         12/01/2020              1,880
    1,958   Fannie Mae (+)                                             5.50          2/01/2023              2,124
    5,199   Fannie Mae (+)                                             5.50          6/01/2023              5,641
    2,056   Fannie Mae (+)                                             5.50          9/01/2023              2,231
    4,671   Fannie Mae (+)                                             5.50          6/01/2024              5,068
    2,781   Fannie Mae (+)                                             6.00         10/01/2022              3,025
    3,870   Fannie Mae (+)                                             6.00          1/01/2023              4,209
    2,155   Fannie Mae (+)                                             6.00          1/01/2023              2,343
    2,586   Fannie Mae (+)                                             6.00          7/01/2023              2,805
    2,314   Freddie Mac (+)                                            2.38 (b)      4/01/2035              2,434
    1,447   Freddie Mac (+)                                            5.00          5/01/2020              1,559
    1,187   Freddie Mac (+)                                            5.00          9/01/2020              1,284
      574   Freddie Mac (+)                                            5.50         11/01/2018                622
    1,859   Freddie Mac (+)                                            5.50          4/01/2021              2,028
                                                                                                       ----------
                                                                                                           53,643
                                                                                                       ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)       SECURITY                                                    RATE         MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (4.0%)(j)
$  10,000   Citibank, N.A. (INS)                                       1.25%        11/15/2011         $   10,003
    5,000   Citigroup Funding, Inc. (INS)                              1.88         10/22/2012              5,084
   10,000   Citigroup Funding, Inc.                                    2.00          3/30/2012             10,070
   10,000   Citigroup, Inc. (INS)                                      2.13          4/30/2012             10,097
    3,000   Citigroup, Inc. (INS)                                      0.30 (b)      5/07/2012              3,004
    4,000   Fannie Mae (+)                                             1.88          4/20/2012              4,033
   13,000   General Electric Capital Corp.                             2.13         12/21/2012             13,275
   10,000   GMAC, Inc. (INS)                                           1.75         10/30/2012             10,148
    1,000   MetLife, Inc., (INS)                                       0.69 (b)      6/29/2012              1,003
    2,000   PNC Funding Corp. (INS)                                    0.57 (b)      4/01/2012              2,003
    2,000   Sovereign Bank (INS)                                       2.75          1/17/2012              2,010
   15,000   Western Corp. Federal Credit Union (INS)                   1.75         11/02/2012             15,226
                                                                                                       ----------
            Total Other U.S. Government Guaranteed Securities                                              85,956
                                                                                                       ----------
            Total U.S. Government Agency Issues (cost: $136,385)                                          140,593
                                                                                                       ----------

            MUNICIPAL BONDS (8.6%)

            AIRPORT/PORT (1.2%)
    5,000   Chicago Midway Airport                                     3.53          1/01/2041(k)           5,139
      775   Cleveland (INS)                                            5.24          1/01/2017                799
    2,745   College Park Georgia (INS)                                 5.66          1/01/2012              2,762
    5,855   College Park Georgia (INS)                                 5.73          1/01/2014              6,234
    2,000   Dallas-Fort Worth International Airport Facilities
               Improvement Corp.                                       1.93         11/01/2014              2,023
    3,500   Greater Orlando Aviation Auth.                             4.50         10/01/2013              3,705
    3,000   Houston Airport System                                     5.00          7/01/2015              3,271
    1,750   Port of Seattle                                            2.25         12/01/2014              1,817
                                                                                                       ----------
                                                                                                           25,750
                                                                                                       ----------
            APPROPRIATED DEBT (0.4%)
    4,000   Miami-Dade County                                          5.00          5/01/2031(k)           4,303
    1,000   Pennsylvania Commonwealth Finance Auth.                    3.38          6/01/2013              1,028
    2,000   Pennsylvania Commonwealth Finance Auth.                    4.18          6/01/2015              2,151
      250   Reeves County (INS)                                        5.75          3/01/2012                250
                                                                                                       ----------
                                                                                                            7,732
                                                                                                       ----------
            BUILDINGS (0.1%)
    3,000   Rhode Island EDC                                           3.78          5/15/2012              3,042
                                                                                                       ----------
            COMMUNITY SERVICE (0.1%)
    1,500   American National Red Cross                                5.36         11/15/2011              1,500
                                                                                                       ----------
            EDUCATION (0.7%)
    3,000   George Washington Univ.                                    3.29          9/15/2014              3,067
    5,000   New Jersey EDA                                             1.35 (b)      6/15/2013              5,001
    5,000   New Jersey EDA                                             3.17          9/01/2014              5,092
    2,000   New York Institute of Technology                           3.68          3/01/2012              2,005
                                                                                                       ----------
            Total Education                                                                                15,165
                                                                                                       ----------
            ELECTRIC UTILITIES (1.6%)
    2,000   Air Quality Dev. Auth.                                     4.75          8/01/2029(k)           2,043
    2,000   American Municipal Power, Inc.                             3.62          2/15/2013              2,035
    3,000   American Municipal Power, Inc.                             3.82          2/15/2014              3,084
    1,000   Appling County Dev. Auth.                                  2.50          1/01/2038(k)           1,012
    5,000   Beaver County IDA                                          4.75          8/01/2033(k)           5,385
    3,000   Coconino County                                            3.63 (b)     10/01/2029(k)           3,079
    3,000   Economic Dev. Financing Auth.                              3.00         12/01/2038(k)           3,065

================================================================================

15  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)       SECURITY                                                    RATE         MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$   4,000   Farmington Pollution Control                               2.88%         9/01/2024(k)      $    4,071
    2,000   Maricopa County                                            5.50          5/01/2029(k)           2,039
    1,500   Missouri Environmental Improvement and
               Energy Resources Auth.                                  4.90          5/01/2038(k)           1,570
    2,800   Ohio Water Dev. Auth.                                      2.75 (b)      6/01/2033(k)           2,804
    3,000   Ohio Water Dev. Auth.                                      3.38 (b)      7/01/2033(k)           3,058
    2,000   West Virginia EDA                                          2.00          1/01/2041(k)           2,010
                                                                                                       ----------
                                                                                                           35,255
                                                                                                       ----------
            ELECTRIC/GAS UTILITIES (0.2%)
      476   Pedernales Electric Cooperative, Inc. (INS)(a)             4.09         11/15/2012                478
    3,000   Piedmont Municipal Power Agency                            4.34          1/01/2017              3,051
                                                                                                       ----------
                                                                                                            3,529
                                                                                                       ----------
            ENVIRONMENTAL & FACILITIES SERVICES (1.4%)
   10,000   California Pollution Control Financing Auth.               1.45 (b)      8/01/2023(k)          10,000
    2,000   Gloucester County                                          3.38 (b)     12/01/2029(k)           2,038
    1,000   Kentucky Economic Dev. Finance Auth.                       1.05 (b)      4/01/2031(k)           1,000
    4,000   Maricopa County IDA                                        2.63         12/01/2031(k)           4,040
    5,000   Miami-Dade County                                          1.25          9/01/2027(k)           5,009
    2,375   Miami-Dade County IDA                                      2.63          8/01/2023(k)           2,385
    6,000   South Carolina Jobs EDA                                    2.25         11/01/2016(k)           6,093
                                                                                                       ----------
                                                                                                           30,565
                                                                                                       ----------
            GENERAL OBLIGATION (0.9%)
    1,000   Andrews County                                             2.64          8/15/2013              1,010
    1,050   Andrews County                                             3.08          8/15/2014              1,070
    2,000   California                                                 5.65          4/01/2039(k)           2,117
    2,430   Chippewa Valley Schools                                    3.65          5/01/2015              2,529
    5,000   Merrimack County                                           2.30         12/30/2011              5,011
    4,000   Newark                                                     3.70          2/08/2012              4,004
    3,000   Utica School District                                      2.00          7/26/2012              3,016
                                                                                                       ----------
                                                                                                           18,757
                                                                                                       ----------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
    4,000   Long Beach                                                 3.75         11/01/2015              4,005
                                                                                                       ----------
            MISCELLANEOUS (0.2%)
    5,000   Statewide Communities Dev. Auth.                           5.00          6/15/2013              5,325
                                                                                                       ----------
            MULTI-UTILITIES (0.0%)
    1,000   Louisville/Jefferson County                                1.90 (b)     10/01/2033(k)           1,005
                                                                                                       ----------
            MULTIFAMILY HOUSING (0.2%)
    4,085   Michigan State Housing Dev. Auth.                          3.30          4/01/2015              4,163
                                                                                                       ----------
            MUNICIPAL FINANCE (0.1%)
    3,000   Kentucky Asset                                             3.17          4/01/2018              3,081
                                                                                                       ----------
            NURSING/CCRC (0.1%)
    1,485   Waco Health Facilities Dev. Corp. (INS)                    5.27          2/01/2016              1,554
                                                                                                       ----------
            SALES TAX (0.2%)
    5,000   Louisiana                                                  3.00 (b)      5/01/2043(k)           5,028
                                                                                                       ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.5%)
      555   City and County of San Francisco
               Redevelopment Financing Auth. (INS)                     5.62          8/01/2016                569

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)       SECURITY                                                    RATE         MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$      500  Metropolitan Nashville Airport Auth. (INS)                 2.25%         7/01/2012        $       502
       500  Metropolitan Nashville Airport Auth. (INS)                 3.73          7/01/2014                515
     5,705  New York City Transitional Finance Auth.                   3.06          5/01/2015              6,040
     3,500  Regional Transitional Auth.                                2.84          7/01/2012              3,553
                                                                                                      -----------
                                                                                                           11,179
                                                                                                      -----------
            TOLL ROADS (0.5%)
    10,000  North Texas Tollway Auth.                                  2.44          9/01/2013             10,286
                                                                                                      -----------
            Total Municipal Bonds (cost: $183,280)                                                        186,921
                                                                                                      -----------

            MONEY MARKET INSTRUMENTS (2.1%)

            VARIABLE-RATE DEMAND NOTES (0.1%)

            UTILITIES (0.1%)
            ----------------
            MULTI-UTILITIES (0.1%)
     1,800  Sempra Energy  (a)                                         0.40         11/01/2014              1,800
                                                                                                      -----------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (2.0%)
44,014,972  State Street Institutional Liquid Reserve Fund, 0.15%(l)                                       44,015
                                                                                                      -----------
            Total Money Market Instruments
               (cost: $45,815)                                                                             45,815
                                                                                                      -----------

            Total Investments (COST: $2,127,564)                                                      $ 2,170,716
                                                                                                      ===========

($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------
                                            (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                          QUOTED PRICES        OTHER         SIGNIFICANT
                                            IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                             MARKETS        OBSERVABLE         INPUTS
                                          FOR IDENTICAL       INPUTS
ASSETS                                       ASSETS                                                TOTAL
--------------------------------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS                   $          --     $   677,580     $         --     $   677,580
  EURODOLLAR AND YANKEE OBLIGATIONS                  --         164,118               --         164,118
  ASSET-BACKED SECURITIES                            --         429,628               --         429,628
  COMMERCIAL MORTGAGE SECURITIES                     --         526,061               --         526,061
  U.S. GOVERNMENT AGENCY ISSUES                      --         140,593               --         140,593
  MUNICIPAL BONDS                                    --         186,921               --         186,921
MONEY MARKET INSTRUMENTS:
  VARIABLE-RATE DEMAND NOTES                         --           1,800               --           1,800
  MONEY MARKET FUNDS                             44,015              --               --          44,015
--------------------------------------------------------------------------------------------------------
Total                                     $      44,015     $ 2,126,701     $         --     $ 2,170,716
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through October 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

18  | USAA Short-Term Bond Fund

================================================================================

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, which are valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. NEW ACCOUNTING PRONOUNCEMENTS --
Fair Value Measurements -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number

================================================================================

19  | USAA Short-Term Bond Fund

================================================================================

of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $47,483,000 and $4,331,000, respectively, resulting in net unrealized appreciation of $43,152,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,159,002,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA         Economic Development Authority
EDC         Economic Development Corp.
IDA         Industrial Development Authority/Agency
REIT        Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Federal Deposit Insurance Corp., MBIA Insurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Denmark Government.

================================================================================

21  | USAA Short-Term Bond Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2011.
(c) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
(e) At October 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) At October 31, 2011, the aggregate market value of securities purchased on a when-issued basis was $5,000,000.
(h) Security was fair valued at October 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2011, was $406,000, which represented less than 0.1% of the Fund's net assets.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

(j) Other U.S. government guaranteed securities -- The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.
(k) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(l) Rate represents the money market fund annualized seven-day yield at October 31, 2011.

================================================================================

23  | USAA Short-Term Bond Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.